VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 98.0%
United States Treasury Obligations : 98.0%
United States Treasury Bills
5.24%, 04/11/24 $ 7,009 $ 6,908,128
5.32%, 02/06/24 8,019 7,977,879
5.33%, 03/07/24 7,532 7,461,265
5.40%, 01/16/24 4,664 4,654,474
27,001,746
Total Short-Term Investments: 98.0%
(Cost: $26,997,092) 27,001,746
Other assets less liabilities: 2.0% 553,272
NET ASSETS: 100.0% $ 27,555,018
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
BRENT CRUDE
FUTR  DEC24 Long 27 10/31/24 $ 2,025,000 $ (66,928)
BRENT CRUDE
FUTR  MAR24 Long 15 01/31/24 1,155,600 (15,549)
COPPER FUTURE
MAR24 Long 27 03/26/24 2,626,088 118,650
Corn Long 9 09/13/24 223,650 (6,114)
COTTON NO.2
FUTR  DEC24 Long 10 12/06/24 396,800 (6,156)
Gasoline RBOB Long 21 09/30/24 1,802,455 (120,934)
GASOLINE RBOB
FUT FEB24 Long 18 01/31/24 1,592,363 (21,268)
GOLD 100 OZ
FUTR  FEB24 Long 21 02/27/24 4,350,779 124,973
LIVE CATTLE
FUTR  JUN24 Long 2 06/28/24 136,040 (13,952)
LME LEAD FUTURE
FEB24 Long 2 02/19/24 103,125 593
LME LEAD FUTURE
JAN24 Long 2 01/15/24 102,213 (3,257)
LME PRI ALUM
FUTR FEB24 Long 2 02/19/24 118,450 4,868
LME PRI ALUM
FUTR JAN24 Long 2 01/15/24 117,575 7,230
LME ZINC FUTURE
JAN24 Long 5 01/15/24 330,375 19,824
LME ZINC FUTURE
MAR24 Long 5 03/18/24 332,938 15,513
LOW SU GASOIL G
APR24 Long 9 04/11/24 654,750 (9,943)
NATURAL GAS
FUTR  MAR24 Long 22 02/27/24 511,940 (176,172)
NY HARB ULSD
FUT  FEB24 Long 8 01/31/24 849,710 (28,726)
NY Harbor ULSD Long 19 03/28/24 1,955,898 12,933
Soybean Long 34 09/13/24 2,141,575 (20,981)
Soybean Meal Long 8 03/14/24 308,800 (22,834)
SOYBEAN OIL
FUTR  OCT24 Long 24 10/14/24 691,056 (39,819)
Sugar No. 11 Long 95 04/30/24 2,172,688 (345,050)

VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
WTI CRUDE
FUTURE  DEC24 Long 29 11/20/24 $ 2,038,700 $ (73,780)
WTI CRUDE
FUTURE  FEB24 Long 17 01/22/24 1,218,050 (56,264)
LME LEAD FUTURE
JAN24 Short 2 01/15/24 102,213 (420)
LME PRI ALUM
FUTR JAN24 Short 2 01/15/24 117,575 (4,870)
LME ZINC FUTURE
JAN24 Short 5 01/15/24 330,375 (14,800)
Net unrealized appreciation/(depreciation) on futures contracts $ (743,233)
Summary of Investments by Sector
% of
Investments Value
Government 100.0% $ 27,001,746